LEASING COMMITMENTS	12 Months Ended
Dec. 31, 2021
LEASING COMMITMENTS
18. LEASING COMMITMENTS

18. LEASING COMMITMENTS

At December 31, 2021, the Company has one operating lease that expires in April 2022. One operating lease in force at December 31, 2020, was terminated effective April 1, 2021. Rent expense for the years ended December 31, 2021 and 2020, totaled $10,320 and $17,200, respectively.

Future minimum payments under the lease are as follows:

2022	$2,400
$2,400